(Loss)/earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
(Loss)/earnings per share
Schedule of computation of basic and dilutive profit/(loss)

	As of 31 December
	2025	2024	2023
	USD	USD	USD
Profit/(loss) from continuing operations for the year attributable to equity holders of the Parent Company	1,314,256	(11,065,062)	13,132,766
Profit/(loss) from discontinued operations for the year attributable to equity holders of the Parent Company	(1,534)	795,369	(10,076,290)

Weighted average number of ordinary shares outstanding during the year for basic EPS	10,666,740	8,656,553	6,785,700

Weighted average number of ordinary shares adjusted for the effect of dilution	10,780,520	8,656,553	11,026,477

Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations – basic	0.12	(1.28)	1.94

Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations – diluted	0.12	(1.28)	1.19

Profit/(loss) per share attributable to equity holders of the Parent Company – basic	0.12	(1.19)	0.45

Profit/(loss) per share attributable to equity holders of the Parent Company – Diluted	0.12	(1.19)	0.28